Right of Use Assets and Lease Liabilities - Summary of Carrying Amounts of Right of Use Assets (Detail) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 32,175
Additions	1,545
Depreciation for the period	(2,874)
Translation differences	(400)
Ending balance	30,446 [1]
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	26,003
Additions	1,267
Depreciation for the period	(1,442)
Other	460
Translation differences	(400)
Ending balance	25,888
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,619
Additions	0
Depreciation for the period	(347)
Other	(460)
Ending balance	812
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,553
Additions	278
Depreciation for the period	(1,085)
Ending balance	€ 3,746

[1]	Unaudited